BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (Allowance for doubtful accounts, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts
Activity in the allowance for doubtful accounts
Balance, beginning of year	$ 83	$ 48	$ 55
Net charges to costs and expenses	5	56	21
Write-offs	(19)	(12)	(18)
Other	(16)	(9)	(10)
Balance, end of year	$ 53	$ 83	$ 48